ACQUISITIONS AND FORECLOSURES (Williamsburg Apartments – Cincinnati, Ohio) (Details) (Williamsburg Apartments - Cincinnati, Ohio [Member], USD $)	0 Months Ended
Jun. 20, 2012
Williamsburg Apartments - Cincinnati, Ohio [Member]
Business Acquisition [Line Items]
Contract purchase price	$ 41,300,000
Payment of acquisition fees	827,000
Acquisition fee, percentage	2.00%
Rental property:
Land	3,223,000
Site Improvements	2,758,000
Buildings	32,353,000
Personal Property	1,007,000
Rental property	39,341,000
Acquired intangibles − in-place leases	1,909,000
Prepaid real estate insurance	49,000
Accrued expenses	(37,000)
Security deposits	(208,000)
Prepaid rents	(29,000)
Fair value assigned	$ 41,025,000